Related party transactions - Summary of compensation of key management personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party [Abstract]
Short-term employee benefits	$ 50	$ 39	$ 64
Other long-term employee benefits	6	5	8
Share-based payments	27	20	27
Total	$ 83	$ 64	$ 99